Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Disciplined Small Cap Portfolio
March 31, 2022
VDSC-NPRT1-0522
1.830301.116
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc.	13,010	863,214
Consolidated Communications Holdings, Inc. (a)	30,513	180,027
EchoStar Holding Corp. Class A (a)	12,327	300,039
IDT Corp. Class B (a)	6,943	236,687
Iridium Communications, Inc. (a)	5,104	205,793
Liberty Latin America Ltd. Class C (a)	37,025	355,070
Ooma, Inc. (a)(b)	45,485	681,820
		2,822,650
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	58,988	1,453,464
Lions Gate Entertainment Corp.:
Class A (a)(b)	36,754	597,253
Class B (a)	42,988	646,110
		2,696,827
Interactive Media & Services - 0.8%
EverQuote, Inc. Class A (a)(b)	12,188	197,202
Outbrain, Inc.	5,582	59,895
TrueCar, Inc. (a)(b)	118,439	467,834
Yelp, Inc. (a)(b)	61,133	2,085,247
Zedge, Inc. (a)	11,195	68,178
		2,878,356
Media - 0.6%
AMC Networks, Inc. Class A (a)	15,007	609,734
iHeartMedia, Inc. (a)	26,750	506,378
John Wiley & Sons, Inc. Class A (b)	6,364	337,483
TechTarget, Inc. (a)(b)	2,994	243,352
Tegna, Inc.	12,775	286,160
Thryv Holdings, Inc. (a)	8,453	237,698
		2,220,805
Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	29,642	559,641
TOTAL COMMUNICATION SERVICES		11,178,279
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Modine Manufacturing Co. (a)(b)	27,775	250,253
Standard Motor Products, Inc.	6,631	286,061
		536,314
Automobiles - 0.3%
Fisker, Inc. (a)(b)	7,153	92,274
Winnebago Industries, Inc. (b)	18,056	975,566
		1,067,840
Diversified Consumer Services - 0.7%
2U, Inc. (a)(b)	110,091	1,462,008
American Public Education, Inc. (a)	7,483	158,939
Stride, Inc. (a)(b)	28,559	1,037,548
		2,658,495
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc. (b)	56,996	1,250,492
Chuy's Holdings, Inc. (a)	4,478	120,906
Hilton Grand Vacations, Inc. (a)	4,384	228,012
International Game Technology PLC (b)	33,601	829,273
Papa John's International, Inc.	4,040	425,331
RCI Hospitality Holdings, Inc.	2,589	159,120
Scientific Games Corp. Class A (a)	16,957	996,224
SeaWorld Entertainment, Inc. (a)	12,912	961,169
Texas Roadhouse, Inc. Class A	3,665	306,870
Wingstop, Inc.	8,934	1,048,405
		6,325,802
Household Durables - 2.2%
Century Communities, Inc.	25,102	1,344,714
Flexsteel Industries, Inc. (b)	9,996	192,923
Installed Building Products, Inc. (b)	17,199	1,453,144
KB Home	17,927	580,476
M.D.C. Holdings, Inc.	14,501	548,718
M/I Homes, Inc. (a)	39,604	1,756,437
Meritage Homes Corp. (a)	14,060	1,113,974
Skyline Champion Corp. (a)	4,646	254,972
TRI Pointe Homes, Inc. (a)	34,217	687,077
		7,932,435
Internet & Direct Marketing Retail - 0.9%
Quotient Technology, Inc. (a)(b)	158,121	1,008,812
Revolve Group, Inc. (a)	13,765	739,043
Shutterstock, Inc.	18,134	1,687,913
		3,435,768
Leisure Products - 0.4%
Johnson Outdoors, Inc. Class A	7,956	618,420
Nautilus, Inc. (a)(b)	55,684	229,418
Sturm, Ruger & Co., Inc.	2,142	149,126
Vista Outdoor, Inc. (a)(b)	12,394	442,342
		1,439,306
Multiline Retail - 0.9%
Big Lots, Inc.	17,723	613,216
Dillard's, Inc. Class A (b)	5,835	1,566,056
Macy's, Inc.	42,045	1,024,216
		3,203,488
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A (a)	10,698	342,229
Academy Sports & Outdoors, Inc. (b)	46,590	1,835,646
Asbury Automotive Group, Inc. (a)(b)	3,303	529,141
Big 5 Sporting Goods Corp. (b)	11,365	194,910
Group 1 Automotive, Inc. (b)	9,159	1,537,155
Hibbett, Inc.	13,193	584,978
Lithia Motors, Inc. Class A (sub. vtg.)	3,368	1,010,804
MarineMax, Inc. (a)(b)	23,182	933,307
Sally Beauty Holdings, Inc. (a)(b)	37,942	593,033
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	18,433	783,587
The Container Store Group, Inc. (a)(b)	57,315	468,264
TravelCenters of America LLC (a)(b)	9,704	416,884
		9,229,938
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	30,129	2,301,856
Lakeland Industries, Inc. (a)(b)	12,915	247,839
Rocky Brands, Inc.	4,032	167,691
		2,717,386
TOTAL CONSUMER DISCRETIONARY		38,546,772
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	1,267	629,509
Duckhorn Portfolio, Inc. (a)(b)	24,934	453,549
Primo Water Corp.	42,367	603,730
		1,686,788
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	12,882	870,952
Ingles Markets, Inc. Class A (b)	12,705	1,131,380
Natural Grocers by Vitamin Cottage, Inc.	12,027	235,729
PriceSmart, Inc.	3,334	262,953
Sprouts Farmers Market LLC (a)	42,705	1,365,706
Weis Markets, Inc.	6,689	477,728
		4,344,448
Food Products - 0.4%
Hostess Brands, Inc. Class A (a)	61,173	1,342,136
John B. Sanfilippo & Son, Inc.	2,629	219,364
Sanderson Farms, Inc.	538	100,870
		1,662,370
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,308	94,120
Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	4,402	349,739
TOTAL CONSUMER STAPLES		8,137,465
ENERGY - 8.0%
Energy Equipment & Services - 1.7%
Archrock, Inc. (b)	49,942	460,965
Bristow Group, Inc. (a)	7,749	287,333
Dril-Quip, Inc. (a)	9,897	369,653
Helix Energy Solutions Group, Inc. (a)	174,050	831,959
Helmerich & Payne, Inc.	23,558	1,007,811
Nabors Industries Ltd. (a)	7,620	1,163,726
Nabors Industries Ltd. warrants 6/11/26 (a)	5,910	135,930
Oceaneering International, Inc. (a)	64,164	972,726
Patterson-UTI Energy, Inc.	8,326	128,886
ProPetro Holding Corp. (a)	17,090	238,064
U.S. Silica Holdings, Inc. (a)	31,664	590,850
		6,187,903
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. (a)	19,773	603,670
Arch Resources, Inc. (b)	2,540	348,945
Callon Petroleum Co. (a)	3,932	232,303
Centennial Resource Development, Inc. Class A (a)	152,969	1,234,460
Chesapeake Energy Corp. (b)	3,699	321,813
Comstock Resources, Inc. (a)(b)	60,412	788,377
CONSOL Energy, Inc. (a)	11,624	437,411
DHT Holdings, Inc. (b)	21,561	125,054
Equitrans Midstream Corp. (b)	157,940	1,333,014
Golar LNG Ltd. (a)	72,113	1,786,960
Kosmos Energy Ltd. (a)	165,452	1,189,600
Laredo Petroleum, Inc. (a)	7,313	578,751
Magnolia Oil & Gas Corp. Class A	45,282	1,070,919
Matador Resources Co.	37,467	1,985,002
Murphy Oil Corp.	26,776	1,081,483
Oasis Petroleum, Inc.	2,670	390,621
Ovintiv, Inc.	10,232	553,244
Par Pacific Holdings, Inc. (a)	42,534	553,793
PBF Energy, Inc. Class A (a)	29,538	719,841
PDC Energy, Inc.	7,538	547,862
Range Resources Corp. (a)	8,194	248,934
Ranger Oil Corp. (a)	4,038	139,432
Scorpio Tankers, Inc. (b)	10,237	218,867
SFL Corp. Ltd.	97,596	993,527
SM Energy Co.	55,755	2,171,657
Southwestern Energy Co. (a)	123,881	888,227
Talos Energy, Inc. (a)	31,239	493,264
Tellurian, Inc. (a)	15,292	81,048
W&T Offshore, Inc. (a)(b)	31,472	120,223
Whiting Petroleum Corp.	1,210	98,627
World Fuel Services Corp.	54,026	1,460,863
		22,797,792
TOTAL ENERGY		28,985,695
FINANCIALS - 14.4%
Banks - 8.1%
1st Source Corp.	8,032	371,480
Banc of California, Inc.	25,915	501,714
BancFirst Corp.	7,270	604,937
Banner Corp.	13,706	802,212
Cadence Bank	21,890	640,501
Capital City Bank Group, Inc.	1,334	35,164
Cathay General Bancorp	19,118	855,531
Central Pacific Financial Corp.	13,935	388,787
Columbia Banking Systems, Inc. (b)	44,229	1,427,270
Community Bank System, Inc. (b)	7,655	536,998
Community Trust Bancorp, Inc.	4,717	194,340
ConnectOne Bancorp, Inc.	3,532	113,059
Eastern Bankshares, Inc.	29,311	631,359
Financial Institutions, Inc.	10,123	305,006
First Bancorp, Puerto Rico	91,305	1,197,922
First Commonwealth Financial Corp.	11,835	179,419
First Financial Bankshares, Inc. (b)	22,559	995,303
Fulton Financial Corp.	70,891	1,178,208
Glacier Bancorp, Inc. (b)	27,921	1,403,868
Great Southern Bancorp, Inc. (b)	15,126	892,585
Hancock Whitney Corp.	28,449	1,483,615
Hilltop Holdings, Inc.	11,541	339,305
International Bancshares Corp.	15,508	654,593
Investors Bancorp, Inc.	5,124	76,501
Lakeland Financial Corp. (b)	8,152	595,096
Mercantile Bank Corp.	1,897	67,192
Midland States Bancorp, Inc.	6,148	177,431
NBT Bancorp, Inc.	6,443	232,786
Northwest Bancshares, Inc.	39,009	527,012
OFG Bancorp	15,856	422,404
Old National Bancorp, Indiana	90,565	1,483,455
Park National Corp.	1,985	260,789
Peapack-Gladstone Financial Corp.	7,441	258,575
Preferred Bank, Los Angeles	1,304	96,613
Renasant Corp.	4,633	154,974
ServisFirst Bancshares, Inc.	7,595	723,728
Sierra Bancorp	9,632	240,607
Silvergate Capital Corp. (a)	6,559	987,589
Texas Capital Bancshares, Inc. (a)	24,299	1,392,576
Tompkins Financial Corp. (b)	2,784	217,904
TowneBank	5,070	151,796
Trico Bancshares	4,917	196,828
Trustmark Corp.	9,482	288,158
UMB Financial Corp.	19,276	1,872,856
United Bankshares, Inc., West Virginia (b)	17,892	624,073
United Community Bank, Inc.	63,803	2,220,344
Univest Corp. of Pennsylvania	8,356	223,607
Westamerica Bancorp. (b)	6,165	372,983
		29,599,053
Capital Markets - 2.1%
Cohen & Steers, Inc.	8,385	720,188
Cowen Group, Inc. Class A (b)	55,203	1,496,001
Focus Financial Partners, Inc. Class A (a)	47,031	2,151,198
Open Lending Corp. (a)	8,470	160,168
Oppenheimer Holdings, Inc. Class A (non-vtg.)	17,928	781,302
Piper Jaffray Companies	1,919	251,869
StepStone Group, Inc. Class A	3,175	104,966
Stifel Financial Corp.	22,494	1,527,343
StoneX Group, Inc. (a)	2,613	193,963
Virtus Investment Partners, Inc.	601	144,234
		7,531,232
Consumer Finance - 0.9%
FirstCash Holdings, Inc.	4,169	293,247
LendingClub Corp. (a)	28,128	443,860
Nelnet, Inc. Class A (b)	11,479	975,600
PRA Group, Inc. (a)(b)	9,211	415,232
PROG Holdings, Inc. (a)(b)	32,368	931,227
Regional Management Corp. (b)	7,908	384,092
		3,443,258
Insurance - 1.3%
American Equity Investment Life Holding Co.	2,040	81,416
Amerisafe, Inc.	3,241	160,980
CNO Financial Group, Inc.	15,847	397,601
Crawford & Co. Class B	497	3,623
Employers Holdings, Inc.	3,579	146,811
Genworth Financial, Inc. Class A (a)	64,206	242,699
Horace Mann Educators Corp. (b)	9,733	407,131
Selective Insurance Group, Inc.	15,980	1,427,973
Trupanion, Inc. (a)(b)	21,206	1,889,879
		4,758,113
Mortgage Real Estate Investment Trusts - 0.8%
Arbor Realty Trust, Inc.	40,978	699,085
Blackstone Mortgage Trust, Inc.	50,313	1,599,450
Ready Capital Corp.	30,775	463,472
TPG RE Finance Trust, Inc.	19,178	226,492
		2,988,499
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. (a)	2,849	132,165
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	5,658	613,780
Radian Group, Inc.	96,358	2,140,111
Washington Federal, Inc.	30,201	991,197
Waterstone Financial, Inc.	18,875	365,043
		4,242,296
TOTAL FINANCIALS		52,562,451
HEALTH CARE - 14.4%
Biotechnology - 6.3%
4D Molecular Therapeutics, Inc. (a)(b)	10,859	164,188
Adverum Biotechnologies, Inc. (a)(b)	95,044	124,508
Affimed NV (a)	44,681	195,256
Agenus, Inc. (a)	83,771	206,077
Agios Pharmaceuticals, Inc. (a)	6,386	185,896
Akebia Therapeutics, Inc. (a)	78,073	56,049
Alector, Inc. (a)(b)	8,586	122,351
Alkermes PLC (a)	27,583	725,709
Allakos, Inc. (a)	36,544	208,301
Amicus Therapeutics, Inc. (a)	37,829	358,241
Anavex Life Sciences Corp. (a)(b)	15,788	194,350
Anika Therapeutics, Inc. (a)	4,450	111,740
Apellis Pharmaceuticals, Inc. (a)	11,699	594,426
Arbutus Biopharma Corp. (a)(b)	57,393	171,031
Arrowhead Pharmaceuticals, Inc. (a)	10,370	476,916
Assembly Biosciences, Inc. (a)	48,169	99,228
Atara Biotherapeutics, Inc. (a)	30,100	279,629
Athenex, Inc. (a)(b)	33,586	27,860
Athersys, Inc. (a)(b)	89,259	54,046
Atreca, Inc. (a)	38,927	123,399
Avid Bioservices, Inc. (a)(b)	15,270	311,050
Beam Therapeutics, Inc. (a)(b)	4,307	246,791
BioCryst Pharmaceuticals, Inc. (a)(b)	18,515	301,054
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,869	695,887
bluebird bio, Inc. (a)(b)	36,759	178,281
Blueprint Medicines Corp. (a)	5,249	335,306
Bolt Biotherapeutics, Inc. (a)(b)	27,696	75,887
BridgeBio Pharma, Inc. (a)(b)	28,538	289,661
CareDx, Inc. (a)	9,730	359,913
Caribou Biosciences, Inc. (b)	12,571	115,402
Cerevel Therapeutics Holdings (a)(b)	6,496	227,425
Chimerix, Inc. (a)	49,176	225,226
Clovis Oncology, Inc. (a)	48,200	97,364
Coherus BioSciences, Inc. (a)	20,799	268,515
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	135,883	72,222
Curis, Inc. (a)(b)	43,904	104,492
Cytokinetics, Inc. (a)(b)	6,188	227,780
CytomX Therapeutics, Inc. (a)(b)	58,459	156,086
Deciphera Pharmaceuticals, Inc. (a)	27,361	253,636
Denali Therapeutics, Inc. (a)(b)	7,956	255,945
Eagle Pharmaceuticals, Inc. (a)(b)	4,364	215,974
Editas Medicine, Inc. (a)(b)	13,712	260,802
Emergent BioSolutions, Inc. (a)	10,463	429,611
Fate Therapeutics, Inc. (a)(b)	5,261	203,969
FibroGen, Inc. (a)(b)	25,800	310,116
Fortress Biotech, Inc. (a)	29,605	40,263
Global Blood Therapeutics, Inc. (a)	1,672	57,918
Gossamer Bio, Inc. (a)(b)	19,524	169,468
Gritstone Bio, Inc. (a)(b)	42,382	174,614
Gt Biopharma, Inc. (a)(b)	17,977	51,774
Halozyme Therapeutics, Inc. (a)	13,977	557,403
Harpoon Therapeutics, Inc. (a)(b)	23,419	116,392
Heron Therapeutics, Inc. (a)(b)	47,386	271,048
Homology Medicines, Inc. (a)(b)	22,439	68,215
Humanigen, Inc. (a)(b)	41,215	124,057
ImmunityBio, Inc. (a)(b)	36,208	203,127
ImmunoGen, Inc. (a)	68,852	327,736
Infinity Pharmaceuticals, Inc. (a)(b)	92,615	105,581
Insmed, Inc. (a)	10,157	238,690
Intellia Therapeutics, Inc. (a)	10,817	786,071
Intercept Pharmaceuticals, Inc. (a)(b)	15,411	250,737
Ironwood Pharmaceuticals, Inc. Class A (a)	12,443	156,533
Jounce Therapeutics, Inc. (a)	24,419	165,805
Karuna Therapeutics, Inc. (a)	1,634	207,175
Karyopharm Therapeutics, Inc. (a)	39,121	288,322
Kezar Life Sciences, Inc. (a)	13,222	219,750
Kiniksa Pharmaceuticals Ltd. (a)(b)	18,327	182,170
Kura Oncology, Inc. (a)(b)	22,657	364,325
La Jolla Pharmaceutical Co./California (a)(b)	31,907	136,243
Macrogenics, Inc. (a)	20,731	182,640
Madrigal Pharmaceuticals, Inc. (a)(b)	3,647	357,844
MiMedx Group, Inc. (a)(b)	19,565	92,151
Minerva Neurosciences, Inc. (a)	61,775	51,286
Mustang Bio, Inc. (a)(b)	38,177	38,559
Myriad Genetics, Inc. (a)	4,833	121,792
Natera, Inc. (a)(b)	3,593	146,163
Novavax, Inc. (a)(b)	1,611	118,650
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	103,448	355,861
ORIC Pharmaceuticals, Inc. (a)	29,567	157,888
Ovid Therapeutics, Inc. (a)	32,292	101,397
Passage Bio, Inc. (a)	21,054	65,267
Pieris Pharmaceuticals, Inc. (a)	44,332	134,326
Precigen, Inc. (a)(b)	69,772	147,219
Precision BioSciences, Inc. (a)	22,043	67,892
PTC Therapeutics, Inc. (a)	13,379	499,170
Puma Biotechnology, Inc. (a)	22,568	64,996
Radius Health, Inc. (a)(b)	31,361	276,918
Recursion Pharmaceuticals, Inc. (a)(b)	29,849	213,719
REGENXBIO, Inc. (a)	3,478	115,435
Rigel Pharmaceuticals, Inc. (a)	67,503	201,834
Sana Biotechnology, Inc. (a)(b)	25,029	206,740
Sangamo Therapeutics, Inc. (a)	41,072	238,628
Selecta Biosciences, Inc. (a)(b)	46,724	57,471
Seres Therapeutics, Inc. (a)	34,293	244,166
Sesen Bio, Inc. (a)	241,420	145,504
Silverback Therapeutics, Inc. (a)	11,442	40,161
Springworks Therapeutics, Inc. (a)(b)	1,217	68,687
Surface Oncology, Inc. (a)(b)	32,938	96,838
TCR2 Therapeutics, Inc. (a)	36,076	99,570
Travere Therapeutics, Inc. (a)(b)	14,761	380,391
Twist Bioscience Corp. (a)	6,141	303,243
Vanda Pharmaceuticals, Inc. (a)	18,432	208,466
Veracyte, Inc. (a)	5,900	162,663
Vericel Corp. (a)	2,477	94,671
Vir Biotechnology, Inc. (a)	10,857	279,242
Voyager Therapeutics, Inc. (a)(b)	30,509	232,479
Xbiotech, Inc. (b)	7,080	61,171
Xencor, Inc. (a)	4,437	118,379
Zentalis Pharmaceuticals, Inc. (a)(b)	8,112	374,288
		22,884,778
Health Care Equipment & Supplies - 2.8%
Accuray, Inc. (a)(b)	187,563	620,834
Atricure, Inc. (a)	8,164	536,130
Avanos Medical, Inc. (a)	6,792	227,532
Cardiovascular Systems, Inc. (a)	10,045	227,017
Cerus Corp. (a)	112,039	615,094
Integer Holdings Corp. (a)	4,807	387,300
Invacare Corp. (a)	43,581	61,449
IRadimed Corp.	3,035	136,089
LeMaitre Vascular, Inc.	5,002	232,443
LivaNova PLC (a)	2,222	181,826
Merit Medical Systems, Inc. (a)	34,002	2,261,813
Natus Medical, Inc. (a)	19,794	520,186
Neogen Corp. (a)	38,159	1,176,824
Novocure Ltd. (a)(b)	2,820	233,637
Orthofix International NV (a)(b)	12,846	420,064
Shockwave Medical, Inc. (a)	2,472	512,594
Staar Surgical Co. (a)	8,867	708,562
SurModics, Inc. (a)(b)	24,353	1,103,921
		10,163,315
Health Care Providers & Services - 2.7%
Addus HomeCare Corp. (a)	6,560	611,982
AMN Healthcare Services, Inc. (a)	6,742	703,393
Corvel Corp. (a)	1,950	328,458
Covetrus, Inc. (a)	11,530	193,589
Fulgent Genetics, Inc. (a)(b)	5,379	335,703
Invitae Corp. (a)(b)	37,906	302,111
National Healthcare Corp. (b)	14,470	1,016,228
Option Care Health, Inc. (a)	24,720	706,003
Patterson Companies, Inc.	64,179	2,077,474
Privia Health Group, Inc. (a)	4,603	123,038
Select Medical Holdings Corp.	37,091	889,813
Tenet Healthcare Corp. (a)	22,125	1,901,865
The Ensign Group, Inc. (b)	9,791	881,288
		10,070,945
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	42,139	948,970
Computer Programs & Systems, Inc. (a)(b)	7,816	269,261
HealthStream, Inc. (a)	11,327	225,634
MultiPlan Corp. Class A (a)(b)	51,373	240,426
Nextgen Healthcare, Inc. (a)	95,078	1,988,081
		3,672,372
Life Sciences Tools & Services - 0.3%
MaxCyte, Inc. (b)	20,659	144,406
Medpace Holdings, Inc. (a)	4,884	798,974
Pacific Biosciences of California, Inc. (a)(b)	14,448	131,477
		1,074,857
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)(b)	19,435	176,859
Amneal Pharmaceuticals, Inc. (a)	42,303	176,404
Amphastar Pharmaceuticals, Inc. (a)(b)	9,800	351,820
Arvinas Holding Co. LLC (a)	3,346	225,186
Atea Pharmaceuticals, Inc. (a)	33,475	241,690
Cara Therapeutics, Inc. (a)(b)	20,426	248,176
Corcept Therapeutics, Inc. (a)	20,180	454,454
Edgewise Therapeutics, Inc. (a)	7,078	68,657
Endo International PLC (a)	99,595	230,064
Intra-Cellular Therapies, Inc. (a)	6,709	410,524
NGM Biopharmaceuticals, Inc. (a)(b)	11,201	170,815
Odonate Therapeutics, Inc. (a)	39,639	52,323
Oramed Pharmaceuticals, Inc. (a)(b)	17,075	147,699
Pacira Biosciences, Inc. (a)(b)	2,677	204,309
Prestige Brands Holdings, Inc. (a)	10,247	542,476
Revance Therapeutics, Inc. (a)	15,575	303,713
Supernus Pharmaceuticals, Inc. (a)(b)	14,116	456,229
Theravance Biopharma, Inc. (a)	31,640	302,478
WAVE Life Sciences (a)(b)	22,804	45,608
		4,809,484
TOTAL HEALTH CARE		52,675,751
INDUSTRIALS - 16.0%
Aerospace & Defense - 1.2%
AAR Corp. (a)(b)	40,448	1,958,897
Astronics Corp. (a)	26,142	338,016
Parsons Corp. (a)	50,920	1,970,604
		4,267,517
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	31,835	1,064,881
Forward Air Corp.	7,758	758,577
Hub Group, Inc. Class A (a)	7,862	607,025
		2,430,483
Airlines - 0.3%
Mesa Air Group, Inc. (a)(b)	47,931	210,896
SkyWest, Inc. (a)	37,635	1,085,770
		1,296,666
Building Products - 0.6%
Apogee Enterprises, Inc. (b)	6,131	290,977
Griffon Corp. (b)	4,511	90,355
Resideo Technologies, Inc. (a)	16,065	382,829
UFP Industries, Inc.	13,117	1,012,108
Zurn Water Solutions Corp.	10,318	365,257
		2,141,526
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	49,678	2,287,175
ACCO Brands Corp.	15,717	125,736
Cimpress PLC (a)	14,413	916,523
Kimball International, Inc. Class B	33,345	281,765
Tetra Tech, Inc.	4,433	731,179
The Brink's Co.	5,431	369,308
The GEO Group, Inc. (a)(b)	128,663	850,462
UniFirst Corp. (b)	6,637	1,223,066
		6,785,214
Construction & Engineering - 1.7%
Arcosa, Inc.	15,999	915,943
Comfort Systems U.S.A., Inc.	5,702	507,535
Dycom Industries, Inc. (a)	9,173	873,820
EMCOR Group, Inc.	18,680	2,103,928
Fluor Corp. (a)	8,158	234,053
MYR Group, Inc. (a)	13,927	1,309,695
Primoris Services Corp.	15,520	369,686
		6,314,660
Electrical Equipment - 1.3%
Array Technologies, Inc. (a)	32,928	371,099
Atkore, Inc. (a)	22,808	2,245,220
AZZ, Inc.	15,243	735,322
EnerSys	3,438	256,372
Preformed Line Products Co.	7,015	444,891
Regal Rexnord Corp.	3,472	516,564
TPI Composites, Inc. (a)	22,124	311,063
		4,880,531
Machinery - 2.3%
Altra Industrial Motion Corp.	5,787	225,288
Franklin Electric Co., Inc.	3,852	319,870
Gorman-Rupp Co.	3,702	132,828
Hurco Companies, Inc.	10,939	344,797
Hyster-Yale Materials Handling Class A	9,198	305,466
Kennametal, Inc.	14,736	421,597
L.B. Foster Co. Class A (a)	3,644	56,008
Manitowoc Co., Inc. (a)	7,560	114,005
Mueller Industries, Inc.	38,308	2,075,144
Nikola Corp. (a)	11,016	117,981
Proto Labs, Inc. (a)	18,601	983,993
SPX Flow, Inc.	1,180	101,740
Tennant Co. (b)	2,721	214,415
Terex Corp.	10,544	375,999
Titan International, Inc. (a)	27,122	399,507
Watts Water Technologies, Inc. Class A	15,699	2,191,423
Welbilt, Inc. (a)	3,013	71,559
		8,451,620
Marine - 0.4%
Matson, Inc.	10,486	1,264,821
Safe Bulkers, Inc.	33,697	160,398
		1,425,219
Professional Services - 1.6%
ASGN, Inc. (a)	4,051	472,792
CRA International, Inc.	2,958	249,241
First Advantage Corp.	24,144	487,467
KBR, Inc.	16,287	891,388
Kforce, Inc.	17,699	1,309,195
Korn Ferry	7,263	471,659
ManTech International Corp. Class A	5,853	504,470
TriNet Group, Inc. (a)	2,271	223,376
Upwork, Inc. (a)	56,512	1,313,339
		5,922,927
Road & Rail - 1.5%
ArcBest Corp.	4,710	379,155
Marten Transport Ltd.	73,586	1,306,887
Saia, Inc. (a)(b)	7,596	1,852,057
Werner Enterprises, Inc. (b)	33,279	1,364,439
Yellow Corp. (a)	60,776	426,040
		5,328,578
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	11,821	1,213,544
Boise Cascade Co.	29,110	2,022,272
Global Industrial Co.	20,803	670,481
GMS, Inc. (a)	21,418	1,065,974
MRC Global, Inc. (a)	17,040	202,946
Rush Enterprises, Inc. Class A	24,974	1,271,426
Titan Machinery, Inc. (a)(b)	25,730	727,130
Veritiv Corp. (a)(b)	14,618	1,952,819
		9,126,592
TOTAL INDUSTRIALS		58,371,533
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 0.7%
Calix, Inc. (a)	13,588	583,061
Digi International, Inc. (a)	5,263	113,260
Extreme Networks, Inc. (a)	116,148	1,418,167
NETGEAR, Inc. (a)	6,249	154,225
NetScout Systems, Inc. (a)	13,807	442,929
		2,711,642
Electronic Equipment & Components - 2.2%
Badger Meter, Inc.	2,159	215,274
Belden, Inc. (b)	31,400	1,739,560
Benchmark Electronics, Inc. (b)	31,825	796,898
Daktronics, Inc. (a)	11,995	46,061
ePlus, Inc. (a)	8,159	457,394
Fabrinet (a)(b)	3,814	400,966
II-VI, Inc. (a)(b)	2,962	214,715
Kimball Electronics, Inc. (a)(b)	37,231	744,248
OSI Systems, Inc. (a)(b)	1,998	170,070
PC Connection, Inc.	10,239	536,421
Rogers Corp. (a)	950	258,115
Sanmina Corp. (a)	8,953	361,880
ScanSource, Inc. (a)	22,722	790,498
Vishay Intertechnology, Inc.	57,527	1,127,529
		7,859,629
IT Services - 1.5%
CSG Systems International, Inc.	21,301	1,354,105
Digitalocean Holdings, Inc. (a)	12,930	748,001
EVO Payments, Inc. Class A (a)	13,731	317,049
ExlService Holdings, Inc. (a)	10,129	1,451,182
Flywire Corp. (a)	12,149	371,516
Perficient, Inc. (a)	11,255	1,239,063
		5,480,916
Semiconductors & Semiconductor Equipment - 4.1%
Alpha & Omega Semiconductor Ltd. (a)(b)	29,957	1,637,150
Cirrus Logic, Inc. (a)	7,137	605,146
CMC Materials, Inc.	1,721	319,073
Diodes, Inc. (a)	17,438	1,516,932
Kulicke & Soffa Industries, Inc. (b)	28,641	1,604,469
Lattice Semiconductor Corp. (a)	45,398	2,766,990
MACOM Technology Solutions Holdings, Inc. (a)	4,663	279,174
MaxLinear, Inc. Class A (a)	7,785	454,255
Photronics, Inc. (a)	105,698	1,793,695
Semtech Corp. (a)	33,447	2,319,215
Synaptics, Inc. (a)	6,346	1,266,027
Ultra Clean Holdings, Inc. (a)	13,858	587,441
		15,149,567
Software - 6.1%
8x8, Inc. (a)	26,129	328,964
Agilysys, Inc. (a)	35,249	1,405,730
Alarm.com Holdings, Inc. (a)	8,650	574,879
Appian Corp. Class A (a)(b)	10,759	654,362
Box, Inc. Class A (a)	81,284	2,362,113
BTRS Holdings, Inc. (a)(b)	31,956	239,031
CommVault Systems, Inc. (a)	32,539	2,158,963
Couchbase, Inc. (b)	9,107	158,644
Domo, Inc. Class B (a)	19,761	999,314
E2open Parent Holdings, Inc. (a)(b)	83,517	735,785
Mimecast Ltd. (a)	3,129	248,943
Progress Software Corp. (b)	32,652	1,537,583
Qualys, Inc. (a)	17,222	2,452,585
Rapid7, Inc. (a)	6,868	763,996
SecureWorks Corp. (a)	18,453	244,502
Sprout Social, Inc. (a)	12,668	1,014,960
SPS Commerce, Inc. (a)(b)	14,934	1,959,341
Tenable Holdings, Inc. (a)	41,355	2,389,905
Upland Software, Inc. (a)	22,844	402,283
Vonage Holdings Corp. (a)	12,569	255,025
Workiva, Inc. (a)	1,004	118,472
Zuora, Inc. (a)	78,560	1,176,829
		22,182,209
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	14,486	505,127
Diebold Nixdorf, Inc. (a)	35,110	236,290
Super Micro Computer, Inc. (a)	17,902	681,529
		1,422,946
TOTAL INFORMATION TECHNOLOGY		54,806,909
MATERIALS - 4.0%
Chemicals - 0.9%
AdvanSix, Inc.	8,927	456,080
FutureFuel Corp.	25,866	251,676
H.B. Fuller Co.	6,097	402,829
Innospec, Inc.	4,499	416,382
Intrepid Potash, Inc. (a)	2,444	200,750
Rayonier Advanced Materials, Inc. (a)	30,737	201,942
Sensient Technologies Corp.	4,139	347,469
Stepan Co. (b)	5,528	546,222
Trinseo PLC (b)	5,803	278,080
		3,101,430
Containers & Packaging - 0.4%
Myers Industries, Inc. (b)	73,789	1,593,842
Metals & Mining - 2.2%
Allegheny Technologies, Inc. (a)	17,033	457,166
Commercial Metals Co.	56,777	2,363,059
Constellium NV (a)	106,859	1,923,462
Materion Corp. (b)	3,518	301,633
MP Materials Corp. (a)(b)	41,446	2,376,514
Novagold Resources, Inc. (a)	9,727	75,190
Olympic Steel, Inc.	2,965	114,034
Ryerson Holding Corp.	9,763	341,900
SunCoke Energy, Inc.	13,200	117,612
Worthington Industries, Inc.	2,224	114,336
		8,184,906
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	26,620	1,653,634
TOTAL MATERIALS		14,533,812
REAL ESTATE - 7.6%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Agree Realty Corp.	37,097	2,461,757
Alexanders, Inc.	1,050	269,042
CareTrust (REIT), Inc.	20,771	400,880
Chatham Lodging Trust (a)	7,951	109,644
Diversified Healthcare Trust (SBI)	70,626	226,003
EastGroup Properties, Inc. (b)	8,664	1,761,218
Equity Commonwealth (a)	8,265	233,156
Four Corners Property Trust, Inc.	25,839	698,687
Global Net Lease, Inc.	87,794	1,381,000
Healthcare Realty Trust, Inc.	39,815	1,094,116
Independence Realty Trust, Inc.	64,657	1,709,531
Kite Realty Group Trust	51,589	1,174,682
LXP Industrial Trust (REIT) (b)	30,157	473,465
National Health Investors, Inc.	7,129	420,682
National Storage Affiliates Trust	39,142	2,456,552
Necessity Retail (REIT), Inc./The (b)	67,888	536,994
Outfront Media, Inc.	80,999	2,302,802
Piedmont Office Realty Trust, Inc. Class A	42,965	739,857
Plymouth Industrial REIT, Inc.	13,147	356,284
PS Business Parks, Inc.	1,731	290,946
RLJ Lodging Trust	20,508	288,753
SITE Centers Corp.	46,565	778,101
Stag Industrial, Inc.	52,870	2,186,175
Summit Hotel Properties, Inc. (a)	11,488	114,420
Terreno Realty Corp.	33,195	2,458,090
Universal Health Realty Income Trust (SBI)	9,356	546,110
		25,468,947
Real Estate Management & Development - 0.6%
eXp World Holdings, Inc. (b)	12,967	274,511
Marcus & Millichap, Inc.	24,172	1,273,381
Newmark Group, Inc.	27,084	431,177
RE/MAX Holdings, Inc.	8,290	229,882
		2,208,951
TOTAL REAL ESTATE		27,677,898
UTILITIES - 1.7%
Electric Utilities - 0.7%
Otter Tail Corp.	10,607	662,938
PNM Resources, Inc.	3,080	146,824
Portland General Electric Co.	32,874	1,813,001
		2,622,763
Gas Utilities - 0.3%
Brookfield Infrastructure Corp. A Shares	2,242	169,136
New Jersey Resources Corp.	13,210	605,811
South Jersey Industries, Inc.	3,005	103,823
Southwest Gas Corp.	1,999	156,502
		1,035,272
Independent Power and Renewable Electricity Producers - 0.7%
Clearway Energy, Inc.:
Class A	39,632	1,320,538
Class C	10,547	385,071
Sunnova Energy International, Inc. (a)	26,252	605,371
		2,310,980
Water Utilities - 0.0%
American States Water Co.	1,237	110,118
TOTAL UTILITIES		6,079,133
TOTAL COMMON STOCKS (Cost $322,646,798)		353,555,698

Money Market Funds - 15.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (d)	10,126,504	10,128,529
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	46,327,287	46,331,920
TOTAL MONEY MARKET FUNDS (Cost $56,460,449)		56,460,449

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $379,107,247)	410,016,147
NET OTHER ASSETS (LIABILITIES) - (12.5)% (f)	(45,429,195)
NET ASSETS - 100.0%	364,586,952

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	97	Jun 2022	10,022,040	534,269	534,269

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $582,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	6,073,355	19,637,840	15,582,666	2,522	-	-	10,128,529	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	55,595,009	74,168,891	83,431,980	21,168	-	-	46,331,920	0.1%
Total	61,668,364	93,806,731	99,014,646	23,690	-	-	56,460,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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